Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Company’s Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	December 31, 2024	June 30, 2025		December 31, 2024	June 30, 2025
	RM	RM	US$	RM	RM	US$
Assets
Financial assets at fair value through other comprehensive income	127,618,662	427,165,899	101,399,553	127,618,662	427,165,899	101,399,553

Liabilities
Warrant liabilities	148,887	140,304	33,305	148,887	140,304	33,305

Schedule of Fair Value Measurement Hierarchy

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
As at December 31, 2024
Financial assets at fair value through other comprehensive income	4,036,772		123,581,890	127,618,662
Warrant liabilities	-	148,887	-	148,887

As at June 30, 2025
Financial assets at fair value through other comprehensive income	8,174,760	-	418,991,139	427,165,899
Warrant liabilities	-	140,304	-	140,304

Schedule of Movements in Fair Value Measurements

The movements in fair value measurements within Level 1 during the years are as follow:

	December 31, 2024	June 30, 2025
	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	36	4,036,772	903,000
Transfer from Level 3	-	7,546,035	1,791,259
Addition	4,036,771	8,918,026	2,116,938
Disposal	(35)	(9,680,659)	(2,297,970)
Fair value changes recognized in other comprehensive income	-	(624,937)	(148,346)
Loss on disposal	-	(1,420,098)	(337,099)
Currency realignment	-	(600,379)	(87,278)
At December 31	4,036,772	8,174,760	1,940,504

The movements in fair value measurements within Level 3 during the years are as follow:

	December 31, 2024	June 30, 2025
	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	38,368,793	123,581,890	27,644,482
Addition	208,299,477	302,778,984	71,872,904
Disposal	(77,345,224)	-	-
Transfer to Level 1	(4,036,771)	(7,546,035)	(1,791,259)
Fair value changes recognized in other comprehensive income	(40,274,575)	-	-
Currency realignment	(1,429,810)	176,300	1,732,922
At December 31	123,581,890	418,991,139	99,459,049

	December 31, 2024	June 30, 2025
	RM	RM	US$
Warrant liabilities
At January 1	1,964,335	148,887	33,305
Addition	17,506,418	-	-
Disposal	(19,270,975)	-	-
Currency realignment	(50,891)	(8,583)	-
At December 31	148,887	140,304	33,305